Leases - Summary of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	¥ 71,430	¥ 60,232	¥ 50,183
Short-term lease expense	110,693	82,934	72,673
Total lease expense	¥ 182,123	¥ 143,166	¥ 122,856